Offerings - Offering: 1	Aug. 18, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 73,662,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,172.72
Offering Note	(1) Capitalized terms used below but not defined herein shall have the meanings assigned to such terms in the Agreement and Plan of Merger among Brookfield Bancshares, Inc., BRKD Merger Sub Inc. and NSTS Bancorp, Inc., dated as of May 12, 2026. (2) Title of each class of securities to which transaction applies: common stock, $0.01 par value per share, of NSTS Bancorp, Inc. (3) The proposed maximum aggregate value of the transaction was calculated based on the Merger Consideration of $73,662,000 in cash. (4) In accordance with Section 14(g) of the Exchange Act and Exchange Act Rule 0-11, the filing fee was determined by multiplying the transaction value by 0.00013810.